EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Year Ended December 31,
	2011	2012	2013
Net income attributable to ordinary shareholders — basic	114,832	174,887	279,858
Net income attributable to ordinary shareholders — diluted	114,832	174,887	279,858
Weighted average ordinary shares outstanding — basic	241,928,286	243,284,332	245,187,348
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,252,916	3,696,669	4,298,936
Weighted average ordinary shares outstanding — diluted	246,181,202	246,981,001	249,486,284
Basic earnings per share	0.47	0.72	1.14
Diluted earnings per share	0.47	0.71	1.12

Schedule of outstanding securities excluded from the computation of diluted earnings per share
	Year Ended December 31,
	2011	2012	2013
Outstanding employee options and nonvested restricted stocks	1,486,533	797,981	—